Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000241955 [Member]
Shareholder Report [Line Items]
Fund Name	Morgan Dempsey Large Cap Value ETF
Class Name	Morgan Dempsey Large Cap Value ETF
Trading Symbol	MDLV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Morgan Dempsey Large Cap Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025 (the “Period”). You can find additional information about the Fund at https://morgandempseyfunds.com. You can also request this information by contacting us at (215) 330-4476.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://morgandempseyfunds.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the Period, the Fund outperformed its broad-based benchmark, Solactive GBS United States 1000 Index. The Fund’s lower volatility portfolio of higher yielding, lower multiple value stocks helped it to successfully navigate an often-volatile market throughout the year. While the Fund’s approach resulted in underperformance during the equity market euphoria that initially followed the election of President Trump, it did produce significant outperformance at the beginning of 2025 as questions surrounding Federal Reserve interest rate policy, inflation, and the trade and tariff policies of the new Trump administration introduced a high degree of uncertainty into the growth prospects for both individual companies and the broader US economy. The Fund’s lower risk profile is attractive in unpredictable market environments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One year	Since Inception (4/25/2023)
Morgan Dempsey Large Cap Value ETF - NAV	10.20%	8.25%
Solactive GBS United States 1000 Index	7.25%	19.16%
Solactive US Large Cap Minimum Downside Volatility Index	13.66%	13.61%
The Solactive GBS United States 1000 Index is provided as a broad measure of market performance. The Solactive US Large Cap Minimum Downside Volatility Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://morgandempseyfunds.com for more recent performance information.

Performance Inception Date	Apr. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://morgandempseyfunds.com for more recent performance information.
Net Assets	$ 22,569,222
Holdings Count | holding	38
Advisory Fees Paid, Amount	$ 91,713
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	14.9%
Utilities	14.4%
Consumer Staples	13.0%
Industrials	10.4%
Energy	10.3%
Health Care	9.3%
Communication Services	7.0%
Information Technology	6.1%
Real Estate	4.1%
Materials	3.5%
Consumer Discretionary	3.5%
Cash and Cash Equivalents	3.5%

TOP 10 HOLDINGS (as a % of Net Assets)
AT&T, Inc.	4.2%
Philip Morris International, Inc.	4.0%
Exxon Mobil Corp.	3.8%
WEC Energy Group, Inc.	3.6%
Citigroup, Inc.	3.6%
Chevron Corp.	3.4%
Entergy Corp.	3.3%
Cisco Systems, Inc.	3.3%
Pembina Pipeline Corp.	3.1%
Coca-Cola Co.	3.0%